Restricted share units (Tables)	3 Months Ended
Nov. 30, 2022
Restricted Share Units
Disclosure of detailed information about restricted stock units outstanding

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2021	490,174
Granted	100,626
Vested	(91,635)
Cancelled	(5,034)
Balance, November 30, 2021	494,131

Balance, August 31, 2022	1,196,211
Granted	68,697
Vested	(118,433)
Cancelled	(23,294)
Balance, November 30, 2022	1,123,181